Structured Entities and Derecognition of Financial Assets - Additional Information (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of structured entities and derecognition of financial assets [line items]
Credit card receivables	$ 20,551	$ 18,538	[1]
Carrying amount of associated liabilities	56,455	49,484	[1]
Assets that entity continues to recognize	111,394	91,092
Consolidated structured entities amount of transferred assets at fair value	111,380	90,824
Carrying amount of associated liabilities, fair value	111,655	90,868
Assets	1,041,985	975,690	[1]
Outstanding loans	562,203
Financial assets at amortised cost, category [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Credit card receivables	19,649	17,853
Single seller conduits [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	600	500
Multi seller conduits [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	16,900	13,400
Multi seller conduits [member] | Financial Assets Securities [Member]
Disclosure of structured entities and derecognition of financial assets [line items]
Financial assets recognised in entity's financial statements in relation to consolidated structured entities	894	671
Multi seller conduits [member] | Financial Assets Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Financial assets recognised in entity's financial statements in relation to consolidated structured entities	84	178
Multi seller conduits [member] | Financial Assets Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Financial assets recognised in entity's financial statements in relation to consolidated structured entities	810	493
Multi seller conduits [member] | Loans Net of Allowance for Credit Losses [Member]
Disclosure of structured entities and derecognition of financial assets [line items]
Financial assets recognised in entity's financial statements in relation to consolidated structured entities	677	811
CIBC managed investment funds [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	165,100	133,600
Community reinvestment act investments [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	10,100	9,000
Debt and equity investments held	715	555
Credit card securitization trust [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Credit card receivables	5,400	6,900
Other assets related to credit cards	1,900
Credit card and other related receivables at fair value	7,300
Credit card receivables fair value		6,900
Credit card funding liabilities	4,300	4,000
Credit card funding liabilities fair value	4,400	4,000
Covered bond guarantor [member] | Legislative program [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Carrying amount of associated liabilities	36,700	31,400
Carrying amount of associated liabilities, fair value	36,800	31,400
Company managed investment funds [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	141	264
Non controlling interest	44	69
Community based tax advantaged investments [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Outstanding loans	132	$ 129
HELOCS Trust [Member] | Home Equity Line of Credit [Member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets that entity continues to recognize	520
Consolidated structured entities amount of transferred assets at fair value	520
Liabilities recognized in entitties financial statements in relation to structured entities	500
Carrying amount of associated liabilities, fair value	$ 512

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.